Other Assets Disclosure [Text Block]	12 Months Ended
Dec. 31, 2013
Other Assets Disclosure [Text Block]

12. Other Assets

The components of other assets were as follows.

December 31, ($ in millions)	2013	2012
Property and equipment at cost	$709	$693
Accumulated depreciation	(474)	(411)

Net property and equipment	235	282
Restricted cash collections for securitization trusts (a)	3,664	2,983
Deferred tax asset	2,040	1,190
Cash reserve deposits held-for-securitization trusts (b)	402	442
Fair value of derivative contracts in receivable position (c)	362	2,298
Nonmarketable equity securities	337	303
Collateral placed with counterparties	328	1,290
Unamortized debt issuance costs	312	425
Other accounts receivable	290	525
Restricted cash and cash equivalents	205	889
Other assets	1,414	1,281

Total other assets	$9,589	$11,908

(a)	Represents cash collection from customer payments on securitized receivables. These funds are distributed to investors as payments on the related secured debt.

(b)	Represents credit enhancement in the form of cash reserves for various securitization transactions.

(c)	For additional information on derivative instruments and hedging activities, refer to Note 21.